Financial Assets and Liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade and other payables	$ 18,551	$ 18,921
Trade and other payables	$ 18,551	$ 18,921